Loans (Details 9) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total Loans	$ 1,194,262	$ 1,128,409
Single-Family Residential (Pass)
Term Loans by Origination Prior Year	74,262	66,074
Term Loans by Origination Year 2025	36,508
Term Loans by Origination Year 2024	23,334	22,169
Term Loans by Origination Year 2023	32,831	35,865
Term Loans by Origination Year 2022	67,865	73,663
Term Loans by Origination Year 2021	40,429	43,900
Term Loans by Origination Year 2020		22,363
Revolving Loans	122,541	113,067
Revolving Loans Converted to Term Loans	0	0
Total Loans	397,770	377,101
Single-Family Residential (Watch)
Term Loans by Origination Prior Year	1,280	1,469
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2022	600	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2020		0
Revolving Loans	0	993
Revolving Loans Converted to Term Loans	0	0
Total Loans	1,880	2,462
Single-Family Residential (Substandard)
Term Loans by Origination Prior Year	3,096	3,467
Term Loans by Origination Year 2025	97
Term Loans by Origination Year 2024	108	0
Term Loans by Origination Year 2023	195	31
Term Loans by Origination Year 2022	0	1,000
Term Loans by Origination Year 2021	91	0
Term Loans by Origination Year 2020		124
Revolving Loans	755	324
Revolving Loans Converted to Term Loans	0	0
Total Loans	4,342	4,946
Single-Family Residential [Member]
Term Loans by Origination Prior Year	78,638	71,010
Term Loans by Origination Year 2025	36,605
Term Loans by Origination Year 2024	23,442	22,169
Term Loans by Origination Year 2023	33,026	35,896
Term Loans by Origination Year 2022	68,465	74,663
Term Loans by Origination Year 2021	40,520	43,900
Term Loans by Origination Year 2020		22,487
Revolving Loans	123,296	114,384
Revolving Loans Converted to Term Loans	0	0
Total Loans	403,992	384,509
Commercial (Pass)
Term Loans by Origination Prior Year	130,607	97,122
Term Loans by Origination Year 2025	85,400
Term Loans by Origination Year 2024	60,520	56,411
Term Loans by Origination Year 2023	43,489	46,589
Term Loans by Origination Year 2022	135,504	135,881
Term Loans by Origination Year 2021	64,216	71,066
Term Loans by Origination Year 2020		58,223
Revolving Loans	3,818	2,296
Revolving Loans Converted to Term Loans	0	0
Total Loans	523,554	467,588
Commercial (Watch)
Term Loans by Origination Prior Year	1,070	2,943
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2020		87
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	1,070	3,030
Commercial (Substandard)
Term Loans by Origination Prior Year	0	426
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2022	430	0
Term Loans by Origination Year 2021	45	0
Term Loans by Origination Year 2020		400
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	475	826
Multifamily and Farmland (Pass)
Term Loans by Origination Prior Year	13,336	12,186
Term Loans by Origination Year 2025	12,250
Term Loans by Origination Year 2024	1,250	998
Term Loans by Origination Year 2023	7,910	8,455
Term Loans by Origination Year 2022	18,603	20,786
Term Loans by Origination Year 2021	19,874	20,638
Term Loans by Origination Year 2020		6,055
Revolving Loans	100	443
Revolving Loans Converted to Term Loans	0	0
Total Loans	73,361	69,561
Multifamily and Farmland (Watch)
Term Loans by Origination Prior Year	38	43
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2020		0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	38	43
Multifamily and Farmland (Substandard)
Term Loans by Origination Prior Year	0	67
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024		0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2020		0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	0	67
Total Real Estate Loans
Term Loans by Origination Prior Year	231,072	187,885
Term Loans by Origination Year 2025	175,937
Term Loans by Origination Year 2024	108,583	120,749
Term Loans by Origination Year 2023	106,594	120,443
Term Loans by Origination Year 2022	242,203	265,825
Term Loans by Origination Year 2021	129,517	142,883
Term Loans by Origination Year 2020		93,044
Revolving Loans	127,214	117,123
Revolving Loans Converted to Term Loans	5,421	0
Total Loans	1,126,541	1,047,952
Commercial Loans (Not Secured by Real Estate) (Pass)
Term Loans by Origination Prior Year	9,477	11,864
Term Loans by Origination Year 2025	13,435
Term Loans by Origination Year 2024	7,125	9,153
Term Loans by Origination Year 2023	10,925	11,335
Term Loans by Origination Year 2022	3,391	6,045
Term Loans by Origination Year 2021	1,675	3,107
Term Loans by Origination Year 2020		1,707
Revolving Loans	16,799	20,032
Revolving Loans Converted to Term Loans	0	0
Total Loans	62,827	63,243
Commercial Loans (Not Secured by Real Estate) (Watch)
Term Loans by Origination Prior Year	69	167
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2022	125	136
Term Loans by Origination Year 2021	14	19
Term Loans by Origination Year 2020		23
Revolving Loans	0	1
Revolving Loans Converted to Term Loans	0	0
Total Loans	208	346
Commercial Loans (Not Secured by Real Estate) (Substandard)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	0	25
Term Loans by Origination Year 2022	0	223
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2020	0	0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	0	248
Consumer Loans (Not Secured by Real Estate) (Pass)
Term Loans by Origination Prior Year	73	64
Term Loans by Origination Year 2025	2,085
Term Loans by Origination Year 2024	866	1,777
Term Loans by Origination Year 2023	612	1,232
Term Loans by Origination Year 2022	350	666
Term Loans by Origination Year 2021	77	176
Term Loans by Origination Year 2020		99
Revolving Loans	2,197	2,397
Revolving Loans Converted to Term Loans	0	0
Total Loans	6,243	6,411
Consumer Loans (Not Secured by Real Estate) (Watch)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2022	17	53
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2020		0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	17	53
Consumer Loans (Not Secured by Real Estate) (Substandard)
Term Loans by Origination Prior Year	0	8
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2020		0
Revolving Loans	0	3
Revolving Loans Converted to Term Loans	0	0
Total Loans	0	11
Loans (not secured by real estate)
Term Loans by Origination Prior Year	11,867	15,111
Term Loans by Origination Year 2025	16,161
Term Loans by Origination Year 2024	8,030	11,955
Term Loans by Origination Year 2023	11,736	12,787
Term Loans by Origination Year 2022	9,185	17,142
Term Loans by Origination Year 2021	1,766	3,728
Term Loans by Origination Year 2020		2,046
Revolving Loans	19,102	27,683
Revolving Loans Converted to Term Loans	0	0
Total Loans	77,847	90,452
Total Loans
Term Loans by Origination Prior Year	242,939	202,996
Term Loans by Origination Year 2025	192,098
Term Loans by Origination Year 2024	116,613	132,704
Term Loans by Origination Year 2023	118,330	133,230
Term Loans by Origination Year 2022	251,388	282,967
Term Loans by Origination Year 2021	131,283	146,611
Term Loans by Origination Year 2020		95,090
Revolving Loans	146,316	144,806
Revolving Loans Converted to Term Loans	5,421	0
Total Loans	1,204,388	1,138,404
Construction and Land Development (Pass)
Term Loans by Origination Prior Year	7,331	4,020
Term Loans by Origination Year 2025	41,682
Term Loans by Origination Year 2024	23,371	41,171
Term Loans by Origination Year 2023	22,111	29,503
Term Loans by Origination Year 2022	19,201	34,495
Term Loans by Origination Year 2021	4,426	6,836
Term Loans by Origination Year 2020		5,792
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	5,421	0
Total Loans	123,543	121,817
Construction and Land Development (Watch)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2021	436	443
Term Loans by Origination Year 2020		0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	436	443
Construction and Land Development (Substandard)
Term Loans by Origination Prior Year	52	68
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	58	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2020		0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	110	68
Farm Loans (Not Secured by Real Estate) (Pass)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2025	91
Term Loans by Origination Year 2024	39	53
Term Loans by Origination Year 2023	154	195
Term Loans by Origination Year 2022	4	17
Term Loans by Origination Year 2021	0	50
Term Loans by Origination Year 2020		0
Revolving Loans	30	86
Revolving Loans Converted to Term Loans	0	0
Total Loans	318	401
Farm Loans (Not Secured by Real Estate) (Watch)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2020		0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	0	0
Farm Loans (Not Secured by Real Estate) (Substandard)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2020		0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	0	0
All Other Loans (Not Secured by Real Estate) (Pass)
Term Loans by Origination Prior Year	2,248	2,878
Term Loans by Origination Year 2025	550
Term Loans by Origination Year 2024	0	972
Term Loans by Origination Year 2023	45	0
Term Loans by Origination Year 2022	5,315	10,002
Term Loans by Origination Year 2021	0	376
Term Loans by Origination Year 2020		217
Revolving Loans	76	5,164
Revolving Loans Converted to Term Loans	0	0
Total Loans	8,234	19,609
All Other Loans (Not Secured by Real Estate) (Watch)
Term Loans by Origination Prior Year	0	130
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2020		0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	0	130
All Other Loans (Not Secured by Real Estate) (Substandard)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2025	0
Term Loans by Origination Year 2024	0	0
Term Loans by Origination Year 2023	0	0
Term Loans by Origination Year 2022	0	0
Term Loans by Origination Year 2021	0	0
Term Loans by Origination Year 2020		0
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	0	0
Total Loans	0	0
Multifamily and Farmland
Term Loans by Origination Prior Year	13,374	12,296
Term Loans by Origination Year 2025	12,250
Term Loans by Origination Year 2024	1,250	998
Term Loans by Origination Year 2023	7,910	8,455
Term Loans by Origination Year 2022	18,603	20,786
Term Loans by Origination Year 2021	19,874	20,638
Term Loans by Origination Year 2020		6,055
Revolving Loans	100	443
Revolving Loans Converted to Term Loans	0	0
Total Loans	73,323	69,671
Construction and land development
Term Loans by Origination Prior Year	7,383	4,088
Term Loans by Origination Year 2025	41,682
Term Loans by Origination Year 2024	23,371	41,171
Term Loans by Origination Year 2023	22,169	29,503
Term Loans by Origination Year 2022	19,201	34,495
Term Loans by Origination Year 2021	4,862	7,279
Term Loans by Origination Year 2020		5,792
Revolving Loans	0	0
Revolving Loans Converted to Term Loans	5,421	0
Total Loans	124,089	122,328
Commercial
Term Loans by Origination Prior Year	131,677	100,491
Term Loans by Origination Year 2025	85,400
Term Loans by Origination Year 2024	60,520	56,411
Term Loans by Origination Year 2023	43,489	46,589
Term Loans by Origination Year 2022	135,934	135,881
Term Loans by Origination Year 2021	64,261	71,066
Term Loans by Origination Year 2020		58,710
Revolving Loans	3,818	2,296
Revolving Loans Converted to Term Loans	0	0
Total Loans	525,099	471,444
Commercial Loans (Not Secured by Real Estate)
Term Loans by Origination Prior Year	9,546	12,031
Term Loans by Origination Year 2025	13,435
Term Loans by Origination Year 2024	7,125	9,153
Term Loans by Origination Year 2023	10,925	11,360
Term Loans by Origination Year 2022	3,516	6,404
Term Loans by Origination Year 2021	1,689	3,126
Term Loans by Origination Year 2020		1,730
Revolving Loans	16,799	20,033
Revolving Loans Converted to Term Loans	0	0
Total Loans	63,035	63,837
Farm Loans (Not Secured by Real Estate)
Term Loans by Origination Prior Year	0	0
Term Loans by Origination Year 2025	91
Term Loans by Origination Year 2024	39	53
Term Loans by Origination Year 2023	154	195
Term Loans by Origination Year 2022	4	17
Term Loans by Origination Year 2021	0	50
Term Loans by Origination Year 2020		0
Revolving Loans	30	86
Revolving Loans Converted to Term Loans	0	0
Total Loans	318	401
Consumer Loans (Not Secured by Real Estate)
Term Loans by Origination Prior Year	73	72
Term Loans by Origination Year 2025	2,085
Term Loans by Origination Year 2024	866	1,777
Term Loans by Origination Year 2023	612	1,232
Term Loans by Origination Year 2022	333	719
Term Loans by Origination Year 2021	77	176
Term Loans by Origination Year 2020		99
Revolving Loans	2,197	2,400
Revolving Loans Converted to Term Loans	0	0
Total Loans	6,260	6,475
All Other Loans (Not Secured by Real Estate)
Term Loans by Origination Prior Year	2,248	3,008
Term Loans by Origination Year 2025	550
Term Loans by Origination Year 2024	0	972
Term Loans by Origination Year 2023	45	0
Term Loans by Origination Year 2022	5,315	10,002
Term Loans by Origination Year 2021	0	376
Term Loans by Origination Year 2020		217
Revolving Loans	76	5,164
Revolving Loans Converted to Term Loans	0	0
Total Loans	$ 8,234	$ 19,739